Related Party Transactions	12 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Related party transactions

Note 10 – Related party transactions

Other payables – related parties

Other payables – related party consisted of the following:

Name of Related Party	Relationship	Nature	June 30, 2022	June 30, 2021
Weili He	Former Chief Financial Officer (“CFO”) of the Company who held less than 5% of the Company ordinary shares currently	Salary Payable	$10,711	$10,711
Hui Xu	General Manager of CACM	Interest-free loan, due on demand	350,000	-
Jehan Zeb Khan	Director and Former Co-Acting CEO of the Company	Interest-free loan, due on demand	2,173	-
Total			$362,884	$10,711